Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Profit before tax	1,173	993
Tax calculated at a tax rate of 23.5% (H122:19%)	276	189
Bank surcharge on profits	45	70
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	9	8
Non-deductible conduct remediation, fines and penalties	4	(1)
Other non-deductible costs and non-taxable income	(4)	6
Effect of change in tax rate on deferred tax provision	—	(22)
Tax relief on dividends in respect of other equity instruments	(20)	(22)
Tax charge	315	233